Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Weighted average common shares outstanding - diluted	14,204,078	6,896,769
Net loss per common share - diluted	$ (1.75)	$ (3.17)